UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NSL

Nuveen Senior Income Fund
Portfolio of Investments	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	LONG-TERM INVESTMENTS – 153.6% (95.0% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 132.4% (81.9% of Total Investments) (2)

	Aerospace & Defense – 3.2% (2.0% of Total Investments)

$4,149	Sequa Corporation, Term Loan, First Lien	6.874%	LIBOR	5.500%	11/28/21	B–	$4,191,313
1,432	Sequa Corporation, Term Loan, Second Lien	10.375%	LIBOR	9.000%	4/26/22	CCC	1,473,813
494	Transdigm, Inc., Extend Term Loan F	4.274%	LIBOR	3.000%	6/07/23	Ba2	496,463
1,952	Transdigm, Inc., Term Loan E, First Lien	4.272%	LIBOR	3.000%	5/14/22	Ba2	1,963,767
322	Transdigm, Inc., Term Loan G	4.262%	LIBOR	3.000%	8/22/24	Ba2	324,540
8,349	Total Aerospace & Defense						8,449,896

	Air Freight & Logistics – 0.9% (0.6% of Total Investments)

441	Americold Realty Operating Partnership, Term Loan B	4.992%	LIBOR	3.750%	12/01/22	BB	446,817
861	PAE Holding Corporation, Term Loan B	6.742%	LIBOR	5.500%	10/20/22	B+	867,489
1,083	XPO Logistics, Inc., Refinanced Term Loan	3.599%	LIBOR	2.250%	11/01/21	BB+	1,090,776
2,385	Total Air Freight & Logistics						2,405,082

	Airlines – 2.4% (1.5% of Total Investments)

1,433	American Airlines, Inc., Replacement Term Loan	3.240%	LIBOR	2.000%	6/27/20	BB+	1,439,303
1,940	American Airlines, Inc., Replacement Term Loan	3.238%	LIBOR	2.000%	10/10/21	BB+	1,946,741
2,922	American Airlines, Inc., Term Loan B	3.739%	LIBOR	2.500%	12/14/23	BB+	2,934,647
6,295	Total Airlines						6,320,691

	Auto Components – 0.8% (0.5% of Total Investments)

750	DexKo Global, Inc., Term Loan, First Lien	5.365%	LIBOR	4.000%	7/24/24	B1	757,346
419	Horizon Global Corporation, Term Loan B	5.742%	LIBOR	4.500%	6/30/21	B+	422,654
997	Superior Industries International, Inc., Term Loan B	5.739%	LIBOR	4.500%	5/22/24	B1	1,004,914
2,166	Total Auto Components						2,184,914

	Automobiles – 2.0% (1.2% of Total Investments)

1,430	Chrysler Group LLC, Term Loan	3.240%	LIBOR	2.000%	12/31/18	BBB–	1,436,155
3,775	Formula One Group, Term Loan B	4.242%	LIBOR	3.000%	2/01/24	B+	3,810,117
5,205	Total Automobiles						5,246,272

	Building Products – 1.0% (0.6% of Total Investments)

2,733	Quikrete Holdings, Inc., Term Loan B	3.992%	LIBOR	2.750%	11/15/23	BB–	2,749,815

	Capital Markets – 0.4% (0.2% of Total Investments)

992	RPI Finance Trust, Term Loan B6	3.333%	LIBOR	2.000%	3/27/23	Baa2	996,994

	Chemicals – 1.5% (0.9% of Total Investments)

683	Ineos US Finance LLC, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	BB+	684,811
1,595	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	1,616,899
1,639	Univar, Inc., Term Loan B	3.992%	LIBOR	2.750%	7/01/22	BB	1,649,531
3,917	Total Chemicals						3,951,241

	Commercial Services & Supplies – 3.9% (2.4% of Total Investments)

110	Education Management LLC, First Lien Term Loan A, (5)	5.849%	LIBOR	4.500%	7/02/20	N/R	47,751
248	Education Management LLC, Tranche B, Term Loan, (cash 8.804%, PIK 1.000%), (5)	8.849%	LIBOR	7.500%	7/02/20	N/R	5,949
744	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.335%	LIBOR	4.000%	10/19/23	B2	748,097
2,243	iQor US, Inc., Term Loan, First Lien	6.335%	LIBOR	5.000%	4/01/21	B	2,243,306
250	iQor US, Inc., Term Loan, Second Lien	10.085%	LIBOR	8.750%	4/01/22	CCC+	242,625
775	KAR Auction Services, Inc., Term Loan B5	3.875%	LIBOR	2.500%	3/09/23	Ba2	782,380

NUVEEN	1

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Commercial Services & Supplies (continued)

$1,733	Monitronics International, Inc., Term Loan B2, First Lien	6.833%	LIBOR	5.500%	9/30/22	B2	$1,719,506
1,315	Protection One, Inc., Term Loan	3.992%	LIBOR	2.750%	5/02/22	BB–	1,327,635
1,535	Skillsoft Corporation, Initial Term Loan, First Lien	5.992%	LIBOR	4.750%	4/28/21	B–	1,480,125
985	Universal Services of America, Initial Term Loan, First Lien	5.083%	LIBOR	3.750%	7/28/22	B+	983,064
882	West Corporation, Term Loan B	5.242%	LIBOR	4.000%	10/10/24	Ba3	884,847
10,820	Total Commercial Services & Supplies						10,465,285

	Communications Equipment – 2.6% (1.6% of Total Investments)

1,020	Avaya, Inc., DIP Term Loan	8.739%	LIBOR	7.500%	1/24/18	Baa3	1,026,375
3,163	Avaya, Inc., Term Loan B3, (5)	6.460%	LIBOR	4.500%	10/26/17	N/R	2,634,630
326	Avaya, Inc., Term Loan B6, (5)	6.500%	LIBOR	5.500%	3/31/18	N/R	271,615
1,120	Avaya, Inc., Term Loan B7, (5)	6.500%	LIBOR	5.250%	5/29/20	N/R	934,395
792	Colorado Buyer, Inc., Term Loan, First Lien	4.310%	LIBOR	3.000%	5/01/24	Ba3	799,559
365	Colorado Buyer, Inc., Term Loan, Second Lien	8.570%	LIBOR	7.250%	5/01/25	B3	371,875
1,000	Mitel US Holdings, Inc., Incremental Term Loan	5.130%	LIBOR	3.750%	9/25/23	B+	1,012,710
7,786	Total Communications Equipment						7,051,159

	Construction & Engineering – 0.5% (0.3% of Total Investments)

1,376	Traverse Midstream Partners LLC., Term Loan B	5.330%	LIBOR	4.000%	9/21/24	B+	1,397,182

	Consumer Finance – 1.9% (1.2% of Total Investments)

1,374	First Data Corporation, Term Loan, First Lien	3.488%	LIBOR	2.250%	7/10/22	BB	1,379,620
3,712	First Data Corporation, Term Loan B	3.738%	LIBOR	2.500%	4/26/24	BB	3,732,500
5,086	Total Consumer Finance						5,112,120

	Containers & Packaging – 0.6% (0.3% of Total Investments)

744	Berry Global, Inc., Term Loan M	3.491%	LIBOR	2.250%	10/01/22	BB	748,291
746	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.992%	LIBOR	2.750%	2/05/23	B+	751,483
1,490	Total Containers & Packaging						1,499,774

	Diversified Consumer Services – 3.5% (2.2% of Total Investments)

3,537	Cengage Learning Acquisitions, Inc., Term Loan B	5.485%	LIBOR	4.250%	6/07/23	B+	3,326,588
2,785	Hilton Hotels Corporation, Term Loan B2	3.238%	LIBOR	2.000%	10/25/23	BBB–	2,807,159
2,053	Houghton Mifflin, Term Loan B, First Lien	4.242%	LIBOR	3.000%	5/28/21	B+	1,963,008
1,244	Laureate Education, Inc., New Term Loan	5.742%	LIBOR	4.500%	4/26/24	B	1,252,693
9,619	Total Diversified Consumer Services						9,349,448

	Diversified Financial Services – 2.1% (1.3% of Total Investments)

583	Freedom Mortgage Corporation, Initial Term Loan	6.956%	LIBOR	5.500%	2/23/22	BB–	594,426
1,083	MGM Growth Properties, Term Loan B	3.492%	LIBOR	2.250%	4/25/23	BB+	1,090,852
949	MJ Acquisition Corp., Term Loan, First Lien	4.321%	LIBOR	3.000%	6/01/22	B+	954,762
733	OM Group, Inc., Term Loan B	5.583%	LIBOR	4.250%	2/21/24	B	742,403
2,064	Veritas US, Inc., Term Loan B1	5.833%	LIBOR	4.500%	1/27/23	B+	2,084,295
5,412	Total Diversified Financial Services						5,466,738

	Diversified Telecommunication Services – 8.9% (5.5% of Total Investments)

4,855	CenturyLink, Inc., Term Loan B	2.750%	N/A	N/A	1/31/25	BBB–	4,801,798
743	DTI Holdings, Inc., Term Loan B, First Lien	6.630%	LIBOR	5.250%	10/02/23	B	730,126
2,946	Frontier Communications Corporation, Term Loan B	4.990%	LIBOR	3.750%	1/14/20	BB–	2,811,911
2,481	Greeneden U.S. Holdings II LLC, Term Loan B	5.083%	LIBOR	3.750%	12/01/23	B	2,501,131
3,084	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	4.071%	LIBOR	2.750%	6/30/19	B1	3,080,070
1,675	Level 3 Financing, Inc., Tranche B, Term Loan	3.489%	LIBOR	2.250%	2/22/24	BBB–	1,683,523
2,394	WideOpenWest Finance LLC, Term Loan B	4.487%	LIBOR	3.250%	8/18/23	B	2,402,099
748	Windstream Corporation, Term Loan B6	5.240%	LIBOR	4.000%	3/29/21	BB–	703,460
5,000	Ziggo B.V., Term Loan E	3.739%	LIBOR	2.500%	4/15/25	BB–	5,017,050
23,926	Total Diversified Telecommunication Services						23,731,168

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Electric Utilities – 1.8% (1.1% of Total Investments)

$451	EFS Cogen Holdings LLC, Term Loan B	4.590%	LIBOR	3.250%	6/28/23	Ba3	$454,751
1,746	Energy Future Intermediate Holding Company, DIP Term Loan	4.242%	LIBOR	3.000%	6/30/18	Ba3	1,759,649
476	Helix Generation, Term Loan B	5.083%	LIBOR	3.750%	6/03/24	BB	481,552
1,616	Vistra Operations Co., Term Loan B	4.011%	LIBOR	2.750%	8/04/23	BB+	1,623,655
371	Vistra Operations Co., Term Loan C	4.084%	LIBOR	2.750%	8/04/23	BB+	373,055
4,660	Total Electric Utilities						4,692,662

	Electrical Equipment – 0.6% (0.4% of Total Investments)

723	TTM Technologies, Term Loan B	3.742%	LIBOR	2.500%	9/28/24	BBB–	729,814
862	Zebra Technologies Corporation, Term Loan B	3.371%	LIBOR	2.000%	10/24/21	BB	867,762
1,585	Total Electrical Equipment						1,597,576

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

208	Drill Rigs Holdings, Inc., Restructure Term Loan	8.000%	N/A	N/A	9/20/24	B	211,340
355	Dynamic Energy Services International LLC, Term Loan, (cash 14.812%, PIK 1.500%)	14.812%	LIBOR	13.500%	3/06/18	N/R	127,687
563	Total Energy Equipment & Services						339,027

	Equity Real Estate Investment Trusts – 2.8% (1.7% of Total Investments)

3,277	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.242%	LIBOR	3.000%	10/24/22	B+	3,152,461
999	Realogy Group LLC, Term Loan B	3.492%	LIBOR	2.250%	7/20/22	BB+	1,006,916
3,473	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.992%	LIBOR	3.750%	12/18/20	Caa2	3,289,381
7,749	Total Equity Real Estate Investment Trusts						7,448,758

	Food & Staples Retailing – 5.8% (3.6% of Total Investments)

11,732	Albertson’s LLC, Term Loan B4, (DD1)	3.992%	LIBOR	2.750%	8/25/21	BB	11,399,420
1,194	Albertson’s LLC, Term Loan B6	4.317%	LIBOR	3.000%	6/22/23	BB	1,158,495
797	BJ’s Wholesale Club, Inc., Term Loan B, First Lien	4.988%	LIBOR	3.750%	2/03/24	B–	778,401
1,375	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	5.125%	LIBOR	3.875%	6/21/21	BB–	1,381,304
666	Save-A-Lot, Term Loan B	7.242%	LIBOR	6.000%	12/05/23	B	598,015
19	Supervalu, Inc., Delayed Draw, Term Loan B	4.742%	LIBOR	3.500%	6/02/24	BB–	18,359
31	Supervalu, Inc., Term Loan B	4.735%	LIBOR	3.500%	6/08/24	BB–	30,598
15,814	Total Food & Staples Retailing						15,364,592

	Food Products – 3.8% (2.4% of Total Investments)

625	American Seafoods Group LLC, Term Loan B	4.572%	LIBOR	3.250%	8/21/23	BB–	633,594
967	Hearthside Group Holdings LLC, Term Loan B	4.242%	LIBOR	3.000%	6/02/21	B1	974,756
2,291	Jacobs Douwe Egberts, Term Loan B	3.563%	LIBOR	2.250%	7/02/22	BB	2,314,630
623	Keurig Green Mountain, Inc., Term Loan A, First Lien	2.750%	LIBOR	1.500%	3/03/21	BBB–	622,517
496	Pinnacle Foods Finance LLC, Term Loan B	3.232%	LIBOR	2.000%	2/02/24	BB+	499,538
5,056	US Foods, Inc., New Term Loan B	4.000%	LIBOR	2.750%	6/27/23	BB	5,103,984
10,058	Total Food Products						10,149,019

	Health Care Equipment & Supplies – 2.0% (1.2% of Total Investments)

953	Acelity, Term Loan B	4.583%	LIBOR	3.250%	2/02/24	B1	953,179
565	Ardent Medical Services, Inc., Term Loan B, First Lien	6.833%	LIBOR	5.500%	8/04/21	B1	568,032
436	ConvaTec, Inc., Term Loan B	3.583%	LIBOR	2.250%	10/25/23	BB	438,146
852	Greatbatch, Inc., Term Loan B	4.740%	LIBOR	3.500%	10/27/22	B	856,779
1,489	Onex Carestream Finance LP, Term Loan, First Lien	5.333%	LIBOR	4.000%	6/07/19	B+	1,494,332
929	Onex Carestream Finance LP, Term Loan, Second Lien	9.833%	LIBOR	8.500%	12/07/19	B–	911,889
5,224	Total Health Care Equipment & Supplies						5,222,357

	Health Care Providers & Services – 4.9% (3.0% of Total Investments)

1,750	Air Medical Group Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,760,395

NUVEEN	3

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Health Care Providers & Services (continued)

$1,496	Air Medical Group Holdings, Inc., Term Loan, First Lien	5.239%	LIBOR	4.000%	4/28/22	B1	$1,504,404
320	Community Health Systems, Inc., Term Loan G	4.067%	LIBOR	2.750%	12/31/19	Ba3	313,905
571	Community Health Systems, Inc., Term Loan H	4.317%	LIBOR	3.000%	1/27/21	Ba3	553,747
1,123	Envision Healthcare Corportation, Term Loan B, First Lien	4.250%	LIBOR	3.000%	12/01/23	BB–	1,129,243
762	Healogics, Inc., Term Loan, First Lien	5.570%	LIBOR	4.250%	7/01/21	B–	644,117
1,523	Heartland Dental Care, Inc., Term Loan, First Lien	6.090%	LIBOR	4.750%	7/28/23	B2	1,547,294
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	LIBOR	8.500%	7/31/24	CCC	505,000
1,922	Millennium Laboratories, Inc., Term Loan B, First Lien	7.742%	LIBOR	6.500%	12/21/20	CCC+	948,741
909	MultiPlan, Inc., Term Loan B	4.333%	LIBOR	3.000%	6/07/23	B+	918,964
750	PharMerica, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	756,094
197	Quorum Health Corp., Term Loan B	8.066%	LIBOR	6.750%	4/29/22	B2	199,862
1,691	Select Medical Corporation, Tranche B, Term Loan	4.850%	LIBOR	3.500%	3/01/21	Ba2	1,715,172
430	Vizient, Inc., New Term Loan B	4.742%	LIBOR	3.500%	2/13/23	BB–	433,456
13,944	Total Health Care Providers & Services						12,930,394

	Health Care Technology – 1.5% (1.0% of Total Investments)

1,130	Catalent Pharma Solutions, Inc., Term Loan B	3.492%	LIBOR	2.250%	5/31/24	BB	1,142,181
2,985	Emdeon, Inc., Term Loan	3.992%	LIBOR	2.750%	3/01/24	Ba3	3,005,522
4,115	Total Health Care Technology						4,147,703

	Hotels, Restaurants & Leisure – 8.0% (5.0% of Total Investments)

4,637	Burger King Corporation, Term Loan B3	3.528%	LIBOR	2.250%	2/16/24	Ba3	4,648,023
1,413	Caesars Entertainment Operating Company, Inc., Term Loan B, (DD1)	3.742%	LIBOR	2.500%	10/07/24	BB	1,415,363
2,000	Caesars Resort Collection, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB	2,015,000
1,832	CCM Merger, Inc., Term Loan B	3.992%	LIBOR	2.750%	8/09/21	BB–	1,847,517
2,196	CityCenter Holdings LLC, Term Loan B	3.742%	LIBOR	2.500%	4/18/24	BB–	2,208,560
2,218	Intrawest Resorts Holdings, Inc., Term Loan B1	4.492%	LIBOR	3.250%	7/31/24	B	2,244,520
1,466	Life Time Fitness, Inc., Term Loan B	4.317%	LIBOR	3.000%	6/10/22	BB–	1,472,218
2,884	Scientific Games Corporation, Term Loan B4	4.516%	LIBOR	3.250%	8/14/24	B+	2,920,915
893	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.333%	LIBOR	3.000%	4/01/24	B	879,519
1,735	Station Casino LLC, Term Loan B	3.740%	LIBOR	2.500%	6/08/23	BB	1,743,420
21,274	Total Hotels, Restaurants & Leisure						21,395,055

	Household Products – 0.8% (0.5% of Total Investments)

1,683	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.742%	LIBOR	3.500%	11/16/20	B1	1,460,680
765	Serta Simmons Holdings LLC, Term Loan, First Lien, (DD1)	4.830%	LIBOR	3.500%	11/08/23	B1	755,796
2,448	Total Household Products						2,216,476

	Independent Power & Renewable Electricity Producers – 0.2% (0.1% of Total Investments)

539	Dynegy, Inc., Tranche Term Loan C1	4.492%	LIBOR	3.250%	2/07/24	BB	543,471

	Industrial Conglomerates – 1.8% (1.1% of Total Investments)

1,918	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.615%	LIBOR	4.250%	6/16/24	B	1,932,248
750	Education Adisory Board, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	752,812
1,194	Foresight Energy LLC, Term Loan,First Lien	7.083%	LIBOR	5.750%	3/28/22	B	1,129,524
625	Robertshaw US Holding Corp., Term Loan, First Lien	5.750%	LIBOR	4.500%	8/02/24	B1	634,375
250	Robertshaw US Holding Corp., Term Loan, Second Lien	10.250%	LIBOR	9.000%	2/04/25	CCC+	250,625
4,737	Total Industrial Conglomerates						4,699,584

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Insurance – 1.8% (1.1% of Total Investments)

$497	Acrisure LLC, Term Loan, First Lien	6.272%	LIBOR	5.000%	11/22/23	B	$500,609
2,287	Alliant Holdings I LLC, Term Loan B	4.490%	LIBOR	3.250%	8/14/22	B	2,307,112
2,069	Hub International Holdings, Inc., Initial Term Loan	4.312%	LIBOR	3.000%	10/02/20	B1	2,088,082
4,853	Total Insurance						4,895,803

	Internet and Direct Marketing Retail – 0.5% (0.3% of Total Investments)

1,396	Travelport LLC, Term Loan B	4.061%	LIBOR	2.750%	8/31/21	B+	1,398,738

	Internet Software & Services – 2.1% (1.3% of Total Investments)

450	Ancestry.com, Inc., Term Loan B, Second Lien	9.490%	LIBOR	8.250%	10/19/24	CCC+	462,094
990	Ancestry.com, Inc., Term Loan, First Lien	4.490%	LIBOR	3.250%	10/19/23	B1	1,002,583
955	Rackspace Hosting, Inc., Term Loan B	4.311%	LIBOR	3.000%	11/03/23	BB+	956,122
1,111	Sabre, Inc., Term Loan B	3.492%	LIBOR	2.250%	2/22/24	Ba2	1,117,794
1,109	SkillSoft Corporation, Term Loan, Second Lien	9.492%	LIBOR	8.250%	4/28/22	CCC	950,877
748	TierPoint LLC, Term Loan, First Lien	4.992%	LIBOR	3.750%	5/05/24	B+	757,009
250	TierPoint LLC, Term Loan, Second Lien	8.492%	LIBOR	7.250%	5/05/25	CCC+	254,687
5,613	Total Internet Software & Services						5,501,166

	IT Services – 2.4% (1.5% of Total Investments)

750	DigiCert, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	760,155
614	Engility Corporation, Term Loan B2	4.528%	N/A	N/A	8/11/23	BB–	611,822
694	Gartner, Inc., Term Loan A	3.242%	LIBOR	2.000%	3/21/22	BB+	698,086
498	Gartner, Inc., Term Loan B	3.242%	LIBOR	2.000%	4/05/24	BB+	502,164
196	Mitchell International, Inc., Initial Term Loan B, First Lien	4.880%	LIBOR	3.500%	10/13/20	B1	198,731
500	PEAK 10, Inc., Term Loan B	4.811%	LIBOR	3.500%	8/01/24	B	503,672
280	PEAK 10, Inc., Term Loan, Second Lien	8.561%	LIBOR	7.250%	8/01/25	CCC+	288,225
1,247	Tempo Acquisition LLC, Term Loan B	4.242%	LIBOR	3.000%	5/01/24	B1	1,252,723
586	Vantiv, Inc., Term Loan B	3.239%	LIBOR	2.000%	8/07/24	BBB–	590,400
164	Vantiv, Inc., Term Loan B1, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	165,078
741	WEX, Inc., Term Loan B	3.992%	LIBOR	2.750%	7/01/23	BB–	749,949
6,270	Total IT Services						6,321,005

	Leisure Products – 1.3% (0.8% of Total Investments)

1,031	24 Hour Fitness Worldwide, Inc., Term Loan B	5.085%	LIBOR	3.750%	5/28/21	Ba3	1,033,891
1,267	Academy, Ltd., Term Loan B	5.264%	LIBOR	4.000%	7/01/22	B3	939,585
1,004	Equinox Holdings, Inc., Term Loan, First Lien	4.492%	LIBOR	3.250%	3/08/24	B+	1,012,597
496	Four Seasons Holdings, Inc., Term Loan B	3.742%	LIBOR	2.500%	11/30/23	BB	500,500
3,798	Total Leisure Products						3,486,573

	Life Sciences Tools & Services – 0.1% (0.1% of Total Investments)

384	Inventiv Health, Inc., Term Loan B	3.492%	LIBOR	2.250%	8/01/24	Ba2	386,256

	Machinery – 1.0% (0.6% of Total Investments)

1,351	Gardner Denver, Inc., Term Loan B	4.083%	LIBOR	2.750%	7/30/24	B+	1,360,107
844	Gates Global LLC, Initial Dollar Term Loan B1	4.583%	LIBOR	3.250%	4/01/24	B+	851,185
414	Rexnord LLC, Term Loan B, First Lien	4.085%	LIBOR	2.750%	8/21/23	BB–	417,525
2,609	Total Machinery						2,628,817

	Marine – 0.2% (0.1% of Total Investments)

694	American Commercial Lines LLC, Term Loan B, First Lien	9.992%	LIBOR	8.750%	11/12/20	B–	538,523

	Media – 13.6% (8.4% of Total Investments)

1,261	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.628%	LIBOR	3.250%	7/23/21	B1	1,197,553
995	Affinion Group Holdings, Inc., Term Loan, First Lien	9.059%	LIBOR	7.750%	5/10/22	B2	1,002,930
1,433	Catalina Marketing Corporation, Term Loan, First Lien	4.742%	LIBOR	3.500%	4/09/21	B1	1,184,792
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.992%	LIBOR	6.750%	4/11/22	Caa1	551,250

NUVEEN	5

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Media (continued)

$3,447	Cequel Communications LLC, Term Loan B	3.492%	LIBOR	2.250%	7/28/25	BB–	$3,449,409
2,955	Charter Communications Operating Holdings LLC, Term Loan I, First Lien	3.500%	LIBOR	2.250%	1/15/24	BBB–	2,979,792
2,500	Clear Channel Communications, Inc., Tranche D, Term Loan	8.083%	LIBOR	6.750%	1/30/19	Caa1	1,882,387
2,861	Clear Channel Communications, Inc.,Term Loan E	8.833%	LIBOR	7.500%	7/30/19	Caa1	2,155,216
5,305	Cumulus Media, Inc., Term Loan B, (5)	4.500%	LIBOR	3.250%	12/23/20	Caa1	4,633,987
1,286	Emerald Expositions Holdings, Inc., Term Loan B	4.333%	LIBOR	3.000%	5/17/24	BB	1,303,730
1,280	Getty Images, Inc., Term Loan B, First Lien	4.833%	LIBOR	3.500%	10/18/19	B3	1,121,082
444	Gray Television, Inc., Term Loan B2	3.735%	LIBOR	2.500%	2/07/24	BB	448,120
968	IMG Worldwide, Inc.,Term Loan, First Lien	4.640%	LIBOR	3.250%	5/06/21	B+	975,995
462	Lions Gate Entertainment Corporation, Term Loan B	4.242%	LIBOR	3.000%	12/08/23	Ba2	466,549
833	LSC Communications, Term Loan	7.203%	LIBOR	6.000%	9/30/22	Ba3	840,625
1,481	McGraw-Hill Education Holdings LLC, Term Loan B	5.242%	LIBOR	4.000%	5/02/22	Ba3	1,481,406
249	Nexstar Broadcasting Group, Term Loan, (DD1)	3.735%	LIBOR	2.500%	1/17/24	BB+	251,111
1,986	Nexstar Broadcasting Group, Term Loan B, (DD1)	3.735%	LIBOR	2.500%	1/17/24	BB+	1,997,941
500	Red Ventures, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	497,500
1,465	Springer Science & Business Media, Inc., Term Loan B13, First Lien	4.742%	LIBOR	3.500%	8/14/22	B	1,472,627
3,730	Univision Communications, Inc., Term Loan C5	3.992%	LIBOR	2.750%	3/15/24	BB–	3,723,689
1,000	Virgin Media Investment Holdings, Limited Term Loan I	3.989%	LIBOR	2.750%	1/31/25	BB–	1,005,125
992	WMG Acquisition Corporation, Term Loan, First Lien	3.738%	LIBOR	2.500%	11/01/23	Ba3	998,041
152	Yell Group PLC, Term Loan B2, First Lien	8.500%	N/A	N/A	9/07/65	N/R	377,772
157	Yell Group PLC, Term Loan A2, First Lien	8.309%	LIBOR	7.000%	9/07/21	N/R	162,614
38,742	Total Media						36,161,243

	Metals & Mining – 0.9% (0.6% of Total Investments)

873	CanAm Construction, Inc., Term Loan B	6.738%	LIBOR	5.500%	7/01/24	B	882,632
497	Fairmount Minerals, Ltd., Term Loan B1, First Lien	6.750%	LIBOR	5.750%	9/05/19	Caa1	496,736
1,108	Zekelman Industries, Term Loan B	4.073%	LIBOR	2.750%	6/14/21	BB–	1,117,362
2,478	Total Metals & Mining						2,496,730

	Multiline Retail – 0.8% (0.5% of Total Investments)

895	Belk, Inc., Term Loan B, First Lien	6.099%	LIBOR	4.750%	12/12/22	B2	743,595
830	Dollar Tree, Inc., Term Loan B2	4.250%	N/A	N/A	7/06/22	BBB–	841,931
691	Hudson’s Bay Company, Term Loan B, First Lien	4.522%	LIBOR	3.250%	9/30/22	BB	675,518
2,416	Total Multiline Retail						2,261,044

	Oil, Gas & Consumable Fuels – 3.6% (2.2% of Total Investments)

1,091	BCP Renaissance Parent, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,105,227
750	California Resources Corporation, Term Loan	11.612%	LIBOR	10.375%	12/31/21	B	806,872
412	California Resources Corporation, Term Loan A, First Lien	4.242%	LIBOR	3.000%	11/25/19	B1	399,511
325	Crestwood Holdings LLC, Term Loan B	9.237%	LIBOR	8.000%	6/19/19	B–	326,893
120	Energy and Exploration Partners, Term Loan, Second Lien, (cash 5.000%, PIK 5.000%)	5.000%	N/A	N/A	5/13/22	N/R	7,820
2,164	Fieldwood Energy LLC, Term Loan, First Lien	4.208%	LIBOR	2.875%	10/01/18	B–	2,074,296
953	Fieldwood Energy LLC, Term Loan, First Lien	8.333%	LIBOR	7.000%	8/31/20	B–	868,776
493	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	CCC–	186,599
818	Fieldwood Energy LLC, Term Loan, Second Lien	8.458%	LIBOR	7.125%	9/30/20	B–	587,646
1,731	Harvey Gulf International Marine, Inc., Term Loan B, (5)	0.000%	N/A	N/A	6/18/20	CCC–	624,105
1,203	Peabody Energy Corporation, Term Loan B	4.742%	LIBOR	3.500%	3/31/22	Ba3	1,214,448
1,808	Seadrill Partners LLC, Initial Term Loan	4.333%	LIBOR	3.000%	2/21/21	CCC+	1,382,680
26	Southcross Holdings Borrower L.P., Term Loan B, First Lien, (cash 3.500%, PIK 5.500%)	3.500%	N/A	N/A	4/13/23	CCC+	23,029
11,894	Total Oil, Gas & Consumable Fuels						9,607,902

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Pharmaceuticals – 2.8% (1.7% of Total Investments)

$1,359	Concordia Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.492%	LIBOR	4.250%	10/21/21	Caa2	$1,137,437
2,985	Grifols, Inc., Term Loan B	3.453%	LIBOR	2.250%	1/31/25	BB	2,999,059
3,231	Pharmaceutical Product Development, Inc., Term Loan, First Lien	4.040%	LIBOR	2.750%	8/18/22	Ba3	3,252,335
60	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.990%	LIBOR	4.750%	4/01/22	BB–	61,039
7,635	Total Pharmaceuticals						7,449,870

	Professional Services – 0.9% (0.6% of Total Investments)

1,106	Ceridian Corporation, Term Loan B2	4.739%	LIBOR	3.500%	9/15/20	Ba3	1,108,225
1,272	Nielsen Finance LLC, Term Loan B4	3.238%	LIBOR	2.000%	10/04/23	BBB–	1,278,168
2,378	Total Professional Services						2,386,393

	Real Estate Management & Development – 0.7% (0.4% of Total Investments)

1,832	Capital Automotive LP, Term Loan, Second Lien	7.240%	LIBOR	6.000%	3/24/25	CCC+	1,887,090

	Road & Rail – 0.4% (0.2% of Total Investments)

983	Quality Distribution, Incremental Term Loan, First Lien	6.833%	LIBOR	5.500%	8/18/22	B2	979,223

	Semiconductors & Semiconductor Equipment – 1.9% (1.2% of Total Investments)

719	Cypress Semiconductor Corp, Term Loan B	3.990%	LIBOR	2.750%	7/05/21	BB	725,083
858	Lumileds, Term Loan, First Lien	5.817%	LIBOR	4.500%	6/30/24	Ba3	870,825
988	Micron Technology, Inc., New Term Loan B	3.390%	LIBOR	2.000%	4/26/22	Baa2	998,609
1,040	Microsemi Corporation, Term Loan B	3.488%	LIBOR	2.250%	1/17/23	BB	1,045,867
1,513	On Semiconductor Corp., New Term Loan B	3.492%	LIBOR	2.250%	3/31/23	Ba1	1,522,072
5,118	Total Semiconductors & Semiconductor Equipment						5,162,456

	Software – 12.4% (7.7% of Total Investments)

1,098	Blackboard, Inc., Term Loan B4	6.354%	LIBOR	5.000%	6/30/21	B+	1,054,837
2,081	BMC Software, Inc., Initial Term Loan B1	5.242%	LIBOR	3.750%	9/10/22	B+	2,098,271
621	Computer Sciences Government Services, Term Loan B	3.333%	LIBOR	2.000%	11/30/23	BB+	625,073
2,758	Compuware Corporation, Term Loan B2, First Lien	5.630%	LIBOR	4.250%	12/15/21	B	2,803,070
172	Compuware Corporation, Term Loan, Second Lien	9.616%	LIBOR	8.250%	12/15/22	B–	175,210
1,621	Ellucian, Term Loan B, First Lien	4.583%	LIBOR	3.250%	9/30/22	B	1,621,594
4,804	Infor (US), Inc., Term Loan B	4.083%	LIBOR	2.750%	2/01/22	B1	4,816,688
1,477	Informatica Corp.,Term Loan B	4.833%	LIBOR	3.500%	8/05/22	B	1,482,810
993	Kronos Incorporated, Term Loan, First Lien	4.812%	LIBOR	3.500%	11/01/23	B	1,000,706
1,750	McAfee Holdings International, Inc., Term Loan, First Lien	5.833%	LIBOR	4.500%	9/27/24	B1	1,763,746
500	McAfee Holdings International, Inc., Term Loan, Second Lien	9.833%	LIBOR	8.500%	9/29/25	B–	509,220
645	Micro Focus International PLC, New Term Loan	3.989%	LIBOR	2.750%	6/21/24	BB–	648,119
4,355	Micro Focus International PLC, Term Loan B	3.988%	LIBOR	2.750%	6/21/24	BB–	4,376,906
1,892	Micro Focus International PLC, Term Loan B2	3.742%	LIBOR	2.500%	11/19/21	BB–	1,900,396
803	Misys, New Term Loan, Second Lien	8.567%	LIBOR	7.250%	6/13/25	CCC+	799,611
993	RP Crown Parent, LLC, Term Loan B	4.242%	LIBOR	3.000%	10/15/23	B1	999,531
1,131	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B1	3.492%	LIBOR	2.250%	7/08/22	BB+	1,139,568
54	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., 2017 Refinancing New Term Loan B2	3.492%	LIBOR	2.250%	7/08/22	BB+	54,879
3,681	Tibco Software, Inc., Term Loan, First Lien	4.750%	LIBOR	3.500%	12/04/20	B1	3,709,182
371	Vertafore, Inc., Term Loan, First Lien	4.492%	LIBOR	3.250%	6/30/23	B	374,220
968	Vertiv Co., New Term Loan B	5.242%	LIBOR	4.000%	11/30/23	Ba3	976,749
32,768	Total Software						32,930,386

	Specialty Retail – 0.6% (0.4% of Total Investments)

1,391	Petco Animal Supplies, Inc., Term Loan B1	4.380%	LIBOR	3.000%	1/26/23	B1	1,142,059
450	Petsmart Inc., Term Loan B, First Lien	4.240%	LIBOR	3.000%	3/11/22	Ba3	386,327
1,841	Total Specialty Retail						1,528,386

NUVEEN	7

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value

	Technology Hardware, Storage & Peripherals – 7.9% (4.9% of Total Investments)

$650	Conduent, Inc., Term Loan B	4.242%	LIBOR	3.000%	12/07/23	BB+	$657,769
6,692	Dell International LLC, Refinancing Term Loan B	3.250%	LIBOR	2.000%	9/07/23	BBB–	6,716,393
3,850	Dell International LLC, Replacement Term Loan A2	3.000%	LIBOR	1.750%	9/07/21	BBB–	3,858,990
1,764	Dell International LLC, Replacement Term Loan A3	2.750%	LIBOR	1.500%	12/31/18	BBB–	1,767,428
969	Dell Software Group, Term Loan B	7.380%	LIBOR	6.000%	10/31/22	B1	981,486
6,928	Western Digital, Inc., New Term Loan B	3.990%	LIBOR	2.750%	4/29/23	BBB–	6,966,618
20,853	Total Technology Hardware, Storage & Peripherals						20,948,684

	Trading Companies & Distributors – 1.8% (1.1% of Total Investments)

4,715	Avolon, Repriced Term Loan B2	3.488%	LIBOR	2.250%	3/21/22	BBB–	4,757,431

	Transportation Infrastructure – 0.5% (0.3% of Total Investments)

65	Ceva Group PLC, Canadian Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	63,019
378	Ceva Group PLC, Dutch B.V., Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	365,508
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	1.233%	N/A	N/A	3/19/21	B–	359,165
521	Ceva Group PLC, US Term Loan	6.878%	LIBOR	5.500%	3/19/21	B–	504,150
1,335	Total Transportation Infrastructure						1,291,842

	Wireless Telecommunication Services – 3.9% (2.4% of Total Investments)

827	Asurion LLC, Term Loan B4	3.992%	LIBOR	2.750%	8/04/22	Ba3	835,042
758	Asurion LLC, Term Loan B5	4.242%	LIBOR	3.000%	11/03/23	Ba3	765,706
5,472	Sprint Corporation, Term Loan, First Lien	3.750%	LIBOR	2.500%	2/02/24	Ba2	5,499,288
1,558	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.242%	LIBOR	3.000%	4/23/19	B	1,521,215
811	Syniverse Technologies, Inc., Tranche B, Term Loan	4.333%	LIBOR	3.000%	4/23/19	B	792,171
920	UPC Financing Partnership, Term Loan AR1, First Lien	3.732%	LIBOR	2.500%	1/15/26	BB	924,415
10,346	Total Wireless Telecommunication Services						10,337,837
$361,218	Total Variable Rate Senior Loan Interests (cost $358,317,682)						352,467,851

Shares	Description (1)						Value

	COMMON STOCKS – 2.0% (1.2% of Total Investments)

	Banks – 0.4% (0.2% of Total Investments)

11,677	BLB Worldwide Holdings Inc., (6)						$1,099,098

	Diversified Consumer Services – 0.2% (0.1% of Total Investments)

53,514	Cengage Learning Holdings II LP, (6)						391,348
1,562,493	Education Management Corporation, (6), (7)						156
	Total Diversified Consumer Services						391,504

	Energy Equipment & Services – 0.9% (0.6% of Total Investments)

39,988	C&J Energy Services Inc., (6)						1,139,258
36,361	Ocean Rig UDW Inc., (6)						973,748
1,961	Vantage Drill International, (6)						364,093
	Total Energy Equipment & Services						2,477,099

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

38,382	Millenium Health LLC, (6)						19,191

	Media – 0.2% (0.1% of Total Investments)

566,373	Hibu PLC, (6), (8)						1
6,268	Metro-Goldwyn-Mayer, (6)						600,944
14,825	Tribune Media Company						296
	Total Media						601,241

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

54	Energy and Exploration Partners, Inc., (6), (8)						—

8	NUVEEN

Shares	Description (1)				Value

	Oil, Gas & Consumable Fuels (continued)

27	Southcross Holdings Borrower LP, (6)				$17,550
	Total Oil, Gas & Consumable Fuels				17,550

	Semiconductors & Semiconductor Equipment – 0.1% (0.1% of Total Investments)

10,055	Smart Global Holdings, Inc., (8)				306,664

	Specialty Retail – 0.2% (0.1% of Total Investments)

5,454	Gymboree Corporation, (6)				97,883
14,849	Gymboree Corporation, (6)				345,239
	Total Specialty Retail				443,122
	Total Common Stocks (cost $9,479,919)				5,355,469

Shares	Description (1)	Coupon		Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0% (0.0% of Total Investments)

	Diversified Consumer Services – 0.0% (0.0% of Total Investments)

1,738	Education Management Corporation, (7)	7.500%		N/R	$—
	Total $25 Par (or similar) Retail Preferred (cost $4,219)				—

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	CORPORATE BONDS – 19.2% (11.9% of Total Investments)

	Communications Equipment – 0.4% (0.2% of Total Investments)

$115	Avaya Inc., 144A, (5)	7.000%	4/01/19	N/R	$96,600
750	Avaya Inc., (5), (8)	9.250%	5/31/25	N/R	712,500
2,895	Avaya Inc., 144A, (5)	10.500%	3/01/21	N/R	177,319
3,760	Total Communications Equipment				986,419

	Diversified Telecommunication Services – 5.0% (3.1% of Total Investments)

1,680	Inelsat Connect Finance SA, 144A	12.500%	4/01/22	CCC–	1,591,800
2,815	IntelSat Jackson Holdings	5.500%	8/01/23	CCC+	2,403,306
4,050	IntelSat Jackson Holdings, 144A	9.750%	7/15/25	CCC+	4,080,375
215	IntelSat Limited	6.750%	6/01/18	CCC–	210,700
5,009	IntelSat Limited	7.750%	6/01/21	CCC–	3,143,147
3,000	IntelSat Limited	8.125%	6/01/23	CCC–	1,830,000
16,769	Total Diversified Telecommunication Services				13,259,328

	Health Care Providers & Services – 1.4% (0.9% of Total Investments)

3,500	HCA Inc.	6.500%	2/15/20	BBB–	3,771,250

	Hotels, Restaurants & Leisure – 1.7% (1.1% of Total Investments)

1,500	Scientific Games Corporation, 144A	7.000%	1/01/22	B+	1,586,250
2,650	Scientific Games International Inc.	10.000%	12/01/22	B–	2,928,250
4,150	Total Hotels, Restaurants & Leisure				4,514,500

	Household Durables – 0.5% (0.3% of Total Investments)

1,410	Lennar Corporation	4.125%	12/01/18	BB+	1,432,912

	Media – 3.5% (2.1% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation	3.579%	7/23/20	BBB–	102,669
6,533	Clear Channel Communications Inc., Term Loan B, (5), (8)	12.000%	8/01/21	N/R	—
1,417	Dish DBS Corporation	5.125%	5/01/20	Ba3	1,448,883
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,001,250
1,000	Hughes Satellite Systems Corporation	6.500%	6/15/19	BBB–	1,061,125
1,524	iHeartCommunications, Inc., 144A	11.250%	3/01/21	Caa1	1,082,040

NUVEEN	9

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Media (continued)

$2,122	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	$1,564,975
7,421	iHeartCommunications, Inc., (cash 12.000%, PIK 2.000%)	14.000%	2/01/21	Ca	742,116
3,050	iHeartCommunications, Inc.	9.000%	3/01/21	Caa1	2,192,188
24,167	Total Media				9,195,246

	Oil, Gas & Consumable Fuels – 2.1% (1.3% of Total Investments)

2,770	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	1,835,125
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	274,000
2,195	Denbury Resources Inc.	5.500%	5/01/22	CCC+	1,377,363
400	Everest Acquisition LLC Finance	9.375%	5/01/20	Caa2	335,876
1,800	FTS International Inc., 144A (LIBOR reference rate + 7.500% spread), (16)	8.746%	6/15/20	B+	1,838,250
7,565	Total Oil, Gas & Consumable Fuels				5,660,614

	Pharmaceuticals – 0.0% (0.0% of Total Investments)

300	Concordia Healthcare Corporation, 144A, (5)	7.000%	4/15/23	C	32,250

	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)

761	Advanced Micro Devices, Inc.	7.500%	8/15/22	B–	858,979

	Software – 1.7% (1.1% of Total Investments)

2,330	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	2,385,338
700	Boxer Parent Company Inc./BMC Software, 144A, (cash 9.000%, PIK 9.750%)	9.000%	10/15/19	CCC+	701,316
1,475	Infor Us Inc., 144A	5.750%	8/15/20	BB	1,518,144
4,505	Total Software				4,604,798

	Technology Hardware, Storage & Peripherals – 0.6% (0.4% of Total Investments)

1,475	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	1,615,125

	Wireless Telecommunication Services – 2.0% (1.2% of Total Investments)

1,000	Sprint Capital Corporation	6.900%	5/01/19	B+	1,055,000
850	Sprint Communications Inc.	7.000%	8/15/20	B+	918,000
500	Sprint Corporation	7.875%	9/15/23	B+	558,750
2,000	Sprint Corporation	7.125%	6/15/24	B+	2,161,880
400	Syniverse Foreign Holdings Corporation, 144A	9.125%	1/15/22	B	408,000
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,125
4,825	Total Wireless Telecommunication Services				5,180,755
$73,187	Total Corporate Bonds (cost $58,864,316)				51,112,176
	Total Long-Term Investments (cost $426,666,136)				408,935,496

Shares	Description (1)				Value

	SHORT-TERM INVESTMENTS – 8.1% (5.0% of Total Investments)

	INVESTMENT COMPANIES – 8.1% (5.0% of Total Investments)

21,421,303	BlackRock Liquidity Funds T-Fund Portfolio, (9)				$21,421,303
	Total Short-Term Investments (cost $21,421,303)				21,421,303
	Total Investments (cost $448,087,439) – 161.7%				430,356,799
	Borrowings – (42.8)% (10), (11)				(114,000,000)
	Term Preferred Shares, net of deferred offering costs – (15.9)% (12)				(42,270,120)
	Other Assets Less Liabilities – (3.0)% (13)				(7,906,590)
	Net Assets Applicable to Common Shares – 100%				$266,180,089

10	NUVEEN

Investments in Derivatives as of October 31, 2017

Interest Rate Swap – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$43,000,000	Pay	1-Month LIBOR	2.000% (14)	Monthly	10/31/16	11/01/21 (15)	$(667,530)	$(667,530)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2		Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$352,467,851		$—	$352,467,851
Common Stocks	5,048,648	156		306,665	5,355,469
$25 Par (or similar) Retail Preferred	—	—	**	—	—
Corporate Bonds	—	50,399,676		712,500	51,112,176
Short-Term Investments:
Investment Companies	21,421,303	—		—	21,421,303
Investments in Derivatives:
Interest Rate Swaps*	—	(667,530)		—	(667,530)
Total	$26,469,951	$402,200,153		$1,019,165	$429,689,269
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

NUVEEN	11

NSL	Nuveen Senior Income Fund
	Portfolio of Investments (continued)	October 31, 2017 (Unaudited)

Tax cost of investments	$450,464,215
Gross unrealized:
Appreciation	$9,240,301
Depreciation	(29,347,717)
Net unrealized appreciation (depreciation) of investments	$(20,107,416)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	(667,530)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, investment classified as Level 2.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at the http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 26.5%.

(11)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(12)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 9.8%.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(14)	Effective November 1, 2019, the fixed rate paid by the Fund will increase according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.

(15)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(16)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

DD1	Portion of investment purchased on a delayed delivery basis.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable

PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

12	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Senior Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017